EVENTS SUBSEQUENT TO THE REPORTING DATE (Narrative) (Details) $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Loan repayments			$ 1,487	$ 0
Bullion Monarch Mining, Inc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of equity interests of subsidiary held			100.00%
Sprott Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Credit facility amount		$ 44,000
Maturity date		July 31, 2022
Borrowings, interest rate		7.00%
Subsequent Events [Member] | Sprott Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Credit facility amount	$ 44,000
Maturity date	December 31, 2024
Borrowings, interest rate	1.50%
Loan repayments	$ 10,000
Subsequent Events [Member] | Barrick Gold Corporation and Barrick Affiliates and Subsidiaries [Member] | Bullion Monarch Mining, Inc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Payment as settlement for claim of non payment of royalties	18,825
Total claim of non payment of royalties	25,000
Contingency fee	$ 6,175